UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Van Berkom & Associates Inc.
Address: 1130 Sherbrooke St West, s# 1005
         Montreal, Quebec, Canada H3A 2M8

13F File Number:  028-14507

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Mathieu Sirois
Title:     Vice-President & Senior Portfolio Mngr, U.S. Small Cap
Phone:     514 985-5759

Signature, Place, and Date of Signing:

  /s/ Mathieu Sirois     Montreal, QC     April 9, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    43

Form 13F Information Table Value Total:    $302,624 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERICAN REPROGRAPHICS CO      COM              029263100     5856   394626 SH       SOLE                    58400        0   336226
AUDIOVOX CORP                  CL A             050757103     5724   536000 SH       SOLE                    77000        0   459000
BALDWIN & LYONS INC            CL B             057755209     5626   219075 SH       SOLE                    32200        0   186875
BASSETT FURNITURE IND INC      COM              070203104     5548   449600 SH       SOLE                    66700        0   382900
BEL FUSE INC                   CL A             077347201     5533   198600 SH       SOLE                    29500        0   169100
BROWN & BROWN INC              COM              115236101    10263   590500 SH       SOLE                    87600        0   502900
CSG SYS INTL INC               COM              126349109     6376   560800 SH       SOLE                    83200        0   477600
CAL DIVE INTL INC DEL          COM              12802T101    12218  1177025 SH       SOLE                   174800        0  1002225
CARBO CERAMICS INC             COM              140781105     6416   160000 SH       SOLE                    23600        0   136400
CARLISLE COS INC               COM              142339100     5795   173300 SH       SOLE                    25800        0   147500
CHEMED CORP NEW                COM              16359R103     9301   220400 SH       SOLE                    32700        0   187700
CORPORATE EXECUTIVE BRD CO     COM              21988R102     7416   183200 SH       SOLE                    27200        0   156000
COX RADIO INC                  CL A             224051102     1666   140200 SH       SOLE                    20000        0   120200
DESCARTES SYS GROUP INC        COM              249906108    12258  3519600 SH       SOLE                   689300        0  2830300
DOLLAR TREE INC                COM              256747106     6084   220500 SH       SOLE                    32500        0   188000
ETHAN ALLEN INTERIORS INC      COM              297602104     5515   194000 SH       SOLE                    28500        0   165500
FORWARD AIR CORP               COM              349853101     6645   187500 SH       SOLE                    27800        0   159700
GILDAN ACTIVEWEAR INC          COM              375916103    12853   341200 SH       SOLE                    85700        0   255500
GLADSTONE INVT CORP            COM              376546107     6337   673400 SH       SOLE                    99600        0   573800
HEWITT ASSOCS INC              COM              42822Q100     8061   202700 SH       SOLE                    29900        0   172800
HOME DIAGNOSTICS INC DEL       COM              437080104     5580   801700 SH       SOLE                   117600        0   684100
HOUSEVALUES INC                COM              44183Y102      260   110315 SH       SOLE                    16700        0    93615
INTERACTIVE DATA CORP          COM              45840J107     6805   239020 SH       SOLE                    35900        0   203120
INTERNATIONAL SPEEDWAY CORP    COM              460335201    11870   288100 SH       SOLE                    42700        0   245400
JACKSON HEWITT TAX SVCS INC    COM              468202106    10770   939000 SH       SOLE                   139300        0   799700
JOS A BANK CLOTHIERS INC       COM              480838101     4789   233600 SH       SOLE                    34700        0   198900
KINETIC CONCEPTS INC           COM NEW          49460W208     5501   119000 SH       SOLE                    17400        0   101600
LHC GROUP INC                  COM              50187A107    10265   611033 SH       SOLE                    90600        0   520433
POOL CORPORATION               COM              73278L105     6495   343853 SH       SOLE                    50900        0   292953
QLOGIC CORP                    COM              747277101     6639   432500 SH       SOLE                    64100        0   368400
RITCHIE BROS AUCTIONEERS       COM              767744105     6827    83140 SH       SOLE                    17640        0    65500
SAGA COMMUNICATIONS INC        COM NEW          786598300     5050   901873 SH       SOLE                   133175        0   768698
SONIC SOLUTIONS                COM              835460106     6764   700967 SH       SOLE                   100900        0   600067
SOTHEBYS                       COM              835898107     5702   197250 SH       SOLE                    29000        0   168250
STANTEC INC                    COM              85472N109    16568   565400 SH       SOLE                   112300        0   453100
TEMPUR PEDIC INTL INC          COM              88023U101     4279   388970 SH       SOLE                    57700        0   331270
USA MOBILITY INC               COM              90341G103     3981   557610 SH       SOLE                    82760        0   474850
UNIVERSAL HLTH SVCS INC        COM              913903100    10048   187144 SH       SOLE                    27614        0   159530
UNIVERSAL TECHNICAL INST INC   COM              913915104     5765   491436 SH       SOLE                    72900        0   418536
VALUEVISION MEDIA INC          COM              92047K107     4825   870941 SH       SOLE                   127400        0   743541
VITRAN CORPORATION             COM              92850E107     5909   449950 SH       SOLE                    91400        0   358550
WATSCO INC                     COM              942622200     6693   161600 SH       SOLE                    24000        0   137600
WILEY JOHN & SONS INC          COM              968223206     5748   144797 SH       SOLE                    21500        0   123297